SIGNIFICANT ACCOUNTING POLICIES - Disclosure of depreciation rates applicable to each category of property and equipment (Detail)	12 Months Ended
Nov. 30, 2022
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method	declining balance
Depreciation rates	55.00%
Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method	declining balance
Depreciation rates	20.00%
Demo equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method	declining balance
Depreciation rates	20.00%
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method	declining balance
Depreciation rates	30.00%
Leasehold Improvement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method	declining balance
Depreciation rates	30.00%